PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PROJECT ASSETS
Schedule of project assets

	December 31,	December 31,
	2024	2025
Development costs, including acquisition and land	$907,526	$1,286,434
EPC and other construction costs	376,736	744,321
	1,284,262	2,030,755
Current portion	$394,376	$549,269
Non-current portion	889,886	1,481,486